Pensions and Post-Employment Benefits - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2012 USD ($)
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans	$ 863		$ 922		$ 865
Projected benefits obligation	48,256		56,346		52,219
increase in the net projected liability	396		199		$ 184
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 1,133		1,080
London Interbank Offered Rate (LIBOR) [Member]
Disclosure of defined benefit plans [line items]
Significant assumptions	0.50%
Trinidad Cement Limited [member]
Disclosure of defined benefit plans [line items]
increase in the net projected liability	$ 111	$ 6	271	$ 14
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 3,300		$ 3,213
Medical inflation rates used to determine the projected benefits obligation	7.00%		7.00%
Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation	6.20%		6.90%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 28,771		$ 35,602
Medical inflation rates used to determine the projected benefits obligation	6.80%		6.70%
United States [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	$ 5,619		$ 6,378
Medical inflation rates used to determine the projected benefits obligation	5.00%		5.00%
Spain [member]
Disclosure of defined benefit plans [line items]
Income from prior period adjustment of retirement benefit			$ 99	$ 5
CEMEX U.K. [member]
Disclosure of defined benefit plans [line items]
Operating assets						$ 553
Dividends received						$ 20
Percentage of annual rate						5.00%